Operating Leases (Details)	Dec. 31, 2015 USD ($)
Operating Leases, Rent Expense, Net [Abstract]
2016	$ 696,831,000
2017	595,078,000
2018	509,936,000
2019	436,120,000
2020	361,637,000
Thereafter	1,159,673,000
Total	$ 3,759,275,000